Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and Liabilities Measured on a Recurring Basis

The assets and liabilities measured at fair value on a recurring basis are summarized below:

	Total carrying value in the consolidated balance sheet at	Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	12/31/2017	(Level 1)	(Level 2)	(Level 3)
	(Dollars in Thousands)
Securities available for sale
U.S. Agency securities	$84,093	—	84,093	—
Taxable municipals	1,283	—	1,283	—
Tax-free municipals	26,966	—	26,966	—
Trust preferred securities	1,685	—	—	1,685
Mortgage backed securities	70,764	—	70,764	—

Total	$184,791	—	183,106	1,685

	Total carrying value in the consolidated balance sheet at	Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	12/31/2016	(Level 1)	(Level 2)	(Level 3)
	(Dollars in Thousands)
Securities available for sale
U.S. Treasury securities	$2,001	2,001	—	—
U.S. Agency securities	84,012	—	84,012	—
Taxable municipals	2,727	—	2,727	—
Tax-free municipals	33,911	—	33,911	—
Trust preferred securities	1,817	—	—	1,817
Mortgage backed securities	85,012	—	85,012	—

Total	$209,480	2,001	205,662	1,817

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The assets and liabilities measured at fair value on a non-recurring basis are summarized below:

December 31, 2017	Total carrying value in the	Quoted Prices In Active	Significant Other	Significant
Description	consolidated balance sheet At 12/31/2017	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Foreclosed assets	$3,369	—	—	3,369
Impaired loans, net of allowance of $289	$473	—	—	473

December 31, 2016	Total carrying value in the	Quoted Prices In Active	Significant Other	Significant
Description	consolidated balance sheet At 12/31/2016	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets
Foreclosed assets	$2,397	—	—	2,397
Impaired loans, net of allowance of $1,148	$6,123	—	—	6,123

Quantitative Information about Level 3 Fair Value Measurements for Assets Measured at Fair Value on Recurring and Non-recurring Basis

The following table presents quantitative information about level 3 fair value measurements for assets measured at fair value on a recurring and non-recurring basis at December 31, 2017 and December 31, 2016:

Level 3 Significant Unobservable Input Assumptions
	Fair Value	Valuation Technique	Unobservable Input	Quantitative Range of Unobservable Inputs
December 31, 2017
Assets measured on a non-recurring basis
Foreclosed assets	3,369	Discount to either actual sales price or appraised value of collateral	Appraisal and sales comparability adjustments	30% to 55%

Impaired loans	760	Discount to appraised value of collateral	Appraisal comparability adjustments	10% to 25%
Asset measured on a recurring basis
Trust preferred securities	1,685	Discounted cash flow Spread to Libor swap curve	Compare to quotes for sale when available	One month libor plus 4% to 6%

December 31, 2016
Assets measured on a non-recurring basis
Foreclosed assets	2,397	Discount to either actual sales price or appraised value of collateral	Appraisal comparability adjustments	30% to 55%

Impaired loans	7,271	Discount to appraised value of collateral	Appraisal comparability adjustments	10% to 15%
Asset measured on a recurring basis
Trust preferred securities	1,817	Discounted cash flow Spread to Libor swap curve	Compare to quotes for sale when available	One month libor plus 4% to 6%

Roll-Forward of the Consolidated Condensed Statement of Financial Condition Items

The table below includes a roll-forward of the balance sheet items for the years ended December 31, 2017 and 2016, (including the change in fair value) for assets and liabilities classified by the Company within level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within Level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	Year ended December 31,
	2017	2016
	Other Assets	Other Assets
Fair value, December 31,	$1,817	$1,865
Change in unrealized gains included in other comprehensive income for assets and liabilities still held at December 31,	(149)	(65)
Recovery of prior impairment charge	17	17

Fair value, December 31,	$1,685	$1,817

Estimated Fair Values of Financial Instruments

The estimated fair values of financial instruments were as follows at December 31, 2017:

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$37,965	37,965	37,965	—	—
Interest-bearing deposits in banks	7,111	7,111	7,111	—	—
Securities available for sale	184,791	184,791	—	183,106	1,685
Federal Home Loan Bank stock	4,428	4,428	—	—	4,428
Loans held for sale	1,539	1,539	—	1,539	—
Loans receivable	637,102	615,265	—	—	615,265
Accrued interest receivable	3,589	3,589	—	—	3,589
Financial Liabilities:
Deposits	754,009	754,510	—	754,510	—
Advances from borrowers for taxes and insurance	808	808	—	808	—
Advances from Federal Home Loan Bank	23,000	22,849	—	22,849	—
Repurchase agreements	38,353	38,353	—	38,353	—
Subordinated debentures	10,310	10,099	—	—	10,099

The estimated fair values of financial instruments were as follows at December 31, 2016:

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$21,779	21,779	21,779	—	—
Interest-bearing deposits in banks	3,970	3,970	3,970	—	—
Securities available for sale	209,480	209,480	2,001	205,662	1,817
Federal Home Loan Bank stock	4,428	4,428	—	—	4,428
Loans held for sale	1,094	1,094	—	1,094	—
Loans receivable	604,286	593,257	—	—	593,257
Accrued interest receivable	3,799	3,799	—	—	3,799
Financial Liabilities:
Deposits	732,882	732,942	—	732,942	—
Advances from borrowers for taxes and insurance	766	766	—	766	—
Advances from Federal Home Loan Bank	11,000	10,979	—	10,979	—
Repurchase agreements	47,655	47,655	—	47,655	—
Subordinated debentures	10,310	10,099	—	—	10,099

Foreclosed Assets that were Re-measured and Reported at Fair Value

The following table presents foreclosed assets that were re-measured and reported at fair value:

	Years Ended December 31,
	2017	2016	2015
Beginning balance	$2,397	1,736	1,927
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets acquired	4,312	2,263	869
Proceeds from sale of foreclosed assets	(3,498)	(1,623)	(344)
Gains (losses) included in non-interest expense	158	21	(716)

Fair value	$3,369	$2,397	1,736